UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22912

BNY Mellon Investment Funds II, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	04/30/23

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Alternative Diversifier Strategies Fund

SEMI-ANNUAL REPORT April 30, 2023

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2022, through April 30, 2023, as provided by Anthony Mastrocola, Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended April 30, 2023, BNY Mellon Alternative Diversifier Strategies Fund’s (the “fund”) produced a total return of 2.87% for Class A shares, 2.58% for Class C shares, 3.05% for Class I shares and 3.03% for Class Y shares.1 In comparison, the S&P 500® Index (the “Index”) returned 8.62% for the same period, and the Lipper Alternative Multi-Strategy Funds Index (the “Lipper Index”) produced a total return of 2.47% for the period.2

Alternative asset classes generally produced positive returns over the reporting period as inflation eased, and investors began to anticipate an end to the Federal Reserve’s (the “Fed”) tightening policy. The fund lagged the Index but outperformed the Lipper Index.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally allocates its assets across non-traditional or “alternative” asset classes and investment strategies. The fund is designed to complement and diversify traditional stock and bond portfolios. The fund normally allocates its assets among other investment companies (the underlying funds) that employ alternative investment strategies. The fund seeks to achieve its investment objective by allocating its assets among asset classes and investment strategies that typically have had a low correlation to each other and to traditional equity and fixed-income asset classes. The fund currently intends to allocate its assets among underlying funds that employ the following alternative investment strategies: long/short strategies, absolute return hedge strategies, real estate-related strategies, commodities strategies and options strategies.

As of April 30, 2023, the fund held positions in seven underlying funds: BNY Mellon Global Real Estate Securities Fund, BNY Mellon Global Real Return Fund, Allspring Global Long/Short Equity Fund, Boston Partners Long/Short Research Fund, DFA Commodity Strategy Portfolio, Gateway Fund and Neuberger Berman Long/Short Fund.

Markets Aided by Declining Inflation, Anticipated End to Monetary Tightening

Investors benefited as some market risks moderated over the six-month period. Although fears of a recession and tight credit conditions persisted, markets breathed a sigh of relief as inflation began to top out, the Fed signaled that rates might be reaching their high point, and the war in Ukraine did not escalate further. Investor sentiment was also boosted by the loosening of the Zero-COVID policy in China and the U.S. government’s quick response to the regional banking crisis.

Inflation continued to be the dominant theme during the period as the Fed reiterated its outlook that rates need to remain higher for longer. But throughout the period, data showed that inflation continued to slow from its peak in June 2022, and that the labor market began to soften. Notably, some large technology companies in the U.S. announced layoffs or paused hiring amid a more cautious macroeconomic outlook. Though inflation declined, its stubbornness suggested that central banks might leave rates at current levels, potentially threatening the economy with a potential recession.

2

Inflation also eased in Europe, but the European Central Bank (“ECB”) echoed the Fed and reiterated its focus on taming inflation. Energy prices and the ongoing Russia-Ukraine war remained a concern for the continent, but investors weighed hawkish comments by the Fed and ECB against data showing inflation had peaked, and economic activity was beginning to slow, which suggested a potential central bank pivot on rate hikes could occur sooner than expected.

While markets digested inflation and economic data, a banking crisis erupted. U.S. regional banks—Silicon Valley Bank, Signature Bank and First Republic Bank—faced mounting losses in their long-dated bond holdings as interest rates rose. Uninsured depositors were spooked by the headlines and lost confidence, choosing to move their money into larger money center banks. All three banks collapsed, went into receivership and were eventually sold off to larger banks. The crisis of confidence spread to Europe as similar concerns at Switzerland’s Credit Suisse led to rapid depositor withdrawals and ultimately a government-facilitated sale to rival UBS. With financial stability as another concern to add to the long list of worries, investors were apprehensive and adopted a wait-and-see approach.

Fund Performance Aided Most by Equities and Real Estate

Most of the underlying funds contributed positively to performance during what was a volatile period for risk assets. Volatility was caused by changing expectations for monetary policy by central banks as inflation measures fluctuated, and a banking crisis caused a flight to quality. Ultimately, equity and fixed-income assets rallied on expectations for an end to central bank tightening. This resulted in a favorable environment for most of the underlying funds.

The largest contributor to fund performance was the Gateway Fund, with a return of 7.1% during the reporting period, contributing 1.2% to fund performance. The second-largest contributor was the Neuberger Berman Long/Short Fund with a six-month return of 6.4%, contributing 1.04% to fund performance. Both funds benefited from their equity exposure, as it allowed them to participate in the gains generated by global equity markets during the period. The third-largest contributor to fund performance was the BNY Mellon Global Real Estate Securities Fund, with return of 9.3% for the period, contributing 0.7% to fund performance. Global REIT prices rebounded from depressed levels after a deep sell-off in early 2022.

The fund’s only detractor was the DFA Commodity Strategy Portfolio, with a return of −5.91% for the period, detracting 0.5% from fund performance. Energy commodities, and natural gas in particular, sold off during the period as warmer weather led to higher supplies globally.

Outlook

The fund was liquidated on May 12, 2023.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

April 30, 2023

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses pursuant to an agreement by BNY Mellon Investment Adviser, Inc. in effect until March 1, 2024, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results.

² Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The Index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. The Lipper Alternative Multi-Strategy Funds Index consists of funds that, by prospectus language, seek total returns through the management of several different hedge-like strategies. These funds are typically quantitatively driven to measure the existing relationship between instruments and, in some cases, to identify positions in which the risk-adjusted spread between these instruments represents an opportunity for the investment manager. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Bonds are subject generally to interest-rate, credit, liquidity, call, sector and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity. These risks generally are greater with emerging-markets countries than with more economically and politically established foreign countries.

Short sales involve selling a security the fund does not own in anticipation that the security’s price will decline. Short sales may involve substantial risk and leverage, and expose the fund to the risk that it will be required to buy the security, sold short, at a time when the security has appreciated in value, thus resulting in a loss to the fund. Short positions in stocks involve more risk than long positions in stocks because the maximum sustainable loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, whereas there is no maximum attainable price on the shorted stock. In theory, stocks sold short have unlimited risk. It is possible that the market value of securities the fund holds in long positions will decline at the same time that the market value of the securities the fund has sold short increases, thereby increasing the fund’s potential volatility. Leveraging occurs when the fund increases its assets available for investment using borrowing or similar transactions. Short sales effectively leverage the fund’s assets. The use of leverage may magnify the fund’s gains or losses.

Exposure to the commodities markets may subject the fund to greater volatility than investments in traditional securities. The values of commodities and commodity-linked investments are affected by events that might have less impact on the values of stocks and bonds. Investments linked to the prices of commodities are considered speculative. Prices of commodities and related contracts may fluctuate significantly over short periods due to a variety of factors.

The underlying funds’ underlying strategies may use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

The ability of the fund to achieve its investment goal depends, in part, on the ability of BNY Mellon Investment Adviser, Inc. to allocate effectively the fund’s assets among the investment strategies and the underlying funds.

To the extent the fund invests in pooled investment vehicles, such as ETFs and other investment companies, the fund will be affected by the investment policies, practices and performance of such entities in direct proportion to the amount of assets the fund has invested therein. The risks of investing in other investment companies, including ETFs, typically reflect the risks associated with the types of instruments in which the investment companies invest. When the fund invests in an ETF or other investment company, shareholders of the fund will bear indirectly their proportionate share of the expenses of the ETF or other investment company (including management fees) in addition to the expenses of the fund. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an index. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. The fund will incur brokerage costs when purchasing and selling shares of ETFs.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Alternative Diversifier Strategies Fund from November 1, 2022 to April 30, 2023. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended April 30, 2023

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.02	$7.79	$2.77	$2.47
Ending value (after expenses)	$1,028.70	$1,025.80	$1,030.50	$1,030.30

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended April 30, 2023

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.01	$7.75	$2.76	$2.46
Ending value (after expenses)	$1,020.83	$1,017.11	$1,022.07	$1,022.36
†

Expenses are equal to the fund’s annualized expense ratio of .80% for Class A, 1.55% for Class C, .55% for Class I and .49% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
April 30, 2023 (Unaudited)

Description	Shares		Value ($)
Investment Companies - 100.5%
Alternative Investments - 7.1%
DFA Commodity Strategy Portfolio	553,416		2,545,712
Domestic Equity - 60.9%
Allspring Global Long/Short Equity Fund, Cl. R6	169,146		1,929,961
Boston Partners Long/Short Research Fund, Institutional Class	543,690		7,470,309
Gateway Fund, CI. Y	188,296		7,126,994
Neuberger Berman Long Short Fund, Institutional Class	328,653		5,376,770
			21,904,034
Foreign Balanced - 28.6%
BNY Mellon Global Real Return Fund, CI. Y	701,792	[a]	10,295,287
Foreign Equity - 3.9%
BNY Mellon Developed Markets Real Estate Securities Fund, CI. Y	187,712	[a]	1,419,100
Total Investments (cost $33,629,516)	100.5%		36,164,133
Liabilities, Less Cash and Receivables	(.5%)		(197,184)
Net Assets	100.0%		35,966,949

a Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Investment Companies	100.5
100.5

† Based on net assets.

See notes to financial statements.

6

Affiliated Issuers
Description	Value ($) 10/31/2022	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)
Foreign Balanced - 28.6%
BNY Mellon Global Real Return Fund, CI. Y - 28.6%	28,453,951	3,145,166	(19,597,685)	238,393
Foreign Equity - 3.9%
BNY Mellon Developed Markets Real Estate Securities Fund, CI. Y - 3.9%	9,366,074	707,471	(8,742,883)	(668,224)
Total - 32.5%	37,820,025	3,852,637	(28,340,568)	(429,831)

Description	Net Change in Unrealized Appreciation (Depreciation) ($)	Value ($) 4/30/2023	Dividends/ Distributions ($)
Foreign Balanced - 28.6%
BNY Mellon Global Real Return Fund, CI. Y - 28.6%	(1,944,538)	10,295,287	2,268,555
Foreign Equity - 3.9%
BNY Mellon Developed Markets Real Estate Securities Fund, CI. Y - 3.9%	756,662	1,419,100	475,777
Total - 32.5%	(1,187,876)	11,714,387	2,744,332

† Includes reinvested dividends/distributions.

See notes to financial statements.

7

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2023 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	22,575,614	24,449,746
Affiliated issuers	11,053,902	11,714,387
Cash		689,479
Receivable for investment securities sold		1,088,059
Receivable for shares of Common Stock subscribed		41,085
Prepaid expenses		29,570
		38,012,326
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		16,181
Payable for shares of Common Stock redeemed		1,999,371
Directors’ fees and expenses payable		999
Interest payable—Note 2		400
Other accrued expenses		28,426
		2,045,377
Net Assets ($)		35,966,949
Composition of Net Assets ($):
Paid-in capital		34,889,774
Total distributable earnings (loss)		1,077,175
Net Assets ($)		35,966,949

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	46,953	23,616	1,958,492	33,937,888
Shares Outstanding	4,451	2,308	186,355	3,205,285
Net Asset Value Per Share ($)	10.55	10.23	10.51	10.59

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2023 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,179,811
Affiliated issuers	2,390,355
Total Income	3,570,166
Expenses:
Management fee—Note 3(a)	105,280
Registration fees	43,465
Professional fees	29,669
Prospectus and shareholders’ reports	8,226
Chief Compliance Officer fees—Note 3(c)	6,114
Directors’ fees and expenses—Note 3(d)	5,110
Interest expense—Note 2	1,733
Shareholder servicing costs—Note 3(c)	1,606
Custodian fees—Note 3(c)	1,543
Distribution fees—Note 3(b)	94
Miscellaneous	3,818
Total Expenses	206,658
Less—reduction in expenses due to undertaking—Note 3(a)	(602)
Less—reduction in fees due to earnings credits—Note 3(c)	(257)
Net Expenses	205,799
Net Investment Income	3,364,367
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Unaffiliated issuers	227,618
Affiliated issuers	(429,831)
Capital gain distributions on unaffiliated issuers	4,078,459
Capital gain distributions from affiliated issuers	353,977
Net Realized Gain (Loss)	4,230,223
Net change in unrealized appreciation (depreciation) on investments:
Unaffiliated issuers	(3,623,671)
Affiliated issuers	(1,187,876)
Net Change in Unrealized Appreciation (Depreciation)	(4,811,547)
Net Realized and Unrealized Gain (Loss) on Investments	(581,324)
Net Increase in Net Assets Resulting from Operations	2,783,043

See notes to financial statements.

9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations ($):
Net investment income	3,364,367	2,944,932
Net realized gain (loss) on investments	4,230,223	20,853,464
Net change in unrealized appreciation (depreciation) on investments	(4,811,547)	(33,228,382)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,783,043	(9,429,986)
Distributions ($):
Distributions to shareholders:
Class A	(10,902)	(2,050)
Class C	(5,872)	(476)
Class I	(576,230)	(74,582)
Class Y	(18,712,156)	(3,613,979)
Total Distributions	(19,305,160)	(3,691,087)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	700	43,579
Class C	-	3,000
Class I	233,453	3,125,635
Class Y	5,694,994	20,768,630
Distributions reinvested:
Class A	5,527	1,342
Class C	640	-
Class I	483,712	62,005
Class Y	6,993,343	637,386
Cost of shares redeemed:
Class A	(7,640)	(62,535)
Class I	(1,472,920)	(2,226,309)
Class Y	(74,695,807)	(169,392,952)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(62,763,998)	(147,040,219)
Total Increase (Decrease) in Net Assets	(79,286,115)	(160,161,292)
Net Assets ($):
Beginning of Period	115,253,064	275,414,356
End of Period	35,966,949	115,253,064

10

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Capital Share Transactions (Shares):
Class A
Shares sold	55	3,082
Shares issued for distributions reinvested	529	94
Shares redeemed	(614)	(4,512)
Net Increase (Decrease) in Shares Outstanding	(30)	(1,336)
Class C
Shares sold	-	245
Shares issued for distributions reinvested	63	-
Net Increase (Decrease) in Shares Outstanding	63	245
Class Ia
Shares sold	21,512	225,671
Shares issued for distributions reinvested	46,466	4,360
Shares redeemed	(130,683)	(163,340)
Net Increase (Decrease) in Shares Outstanding	(62,705)	66,691
Class Ya
Shares sold	526,167	1,524,057
Shares issued for distributions reinvested	666,667	44,604
Shares redeemed	(6,627,992)	(11,759,577)
Net Increase (Decrease) in Shares Outstanding	(5,435,158)	(10,190,916)

[a]

During the period ended April 30, 2023, 12,687 Class Y shares representing $136,657 were exchanged for 12,781 Class I shares and during the period ended October 31, 2022, 140,174 Class Y shares representing $1,970,874 were exchanged for 140,925 Class I shares.

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2023	Year Ended October 31,
Class A Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	12.89	14.41	12.24	12.84	12.24	12.65
Investment Operations:
Net investment income (loss)[a]	.33	.23	(.02)	.10	.08	(.03)
Net realized and unrealized gain (loss) on investments	.02	(1.40)	2.27	(.44)	.60	(.33)
Total from Investment Operations	.35	(1.17)	2.25	(.34)	.68	(.36)
Distributions:
Dividends from net investment income	(.59)	(.25)	–	(.14)	(.02)	(.05)
Dividends from net realized gain on investments	(2.10)	(.10)	(.08)	(.12)	(.06)	–
Total Distributions	(2.69)	(.35)	(.08)	(.26)	(.08)	(.05)
Net asset value, end of period	10.55	12.89	14.41	12.24	12.84	12.24
Total Return (%)[b]	2.87[c]	(8.33)	18.41	(2.75)	5.57	(2.89)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	1.40[e]	1.12	.89	.95	.97	.86
Ratio of net expenses to average net assets[d]	.80[e]	.80	.80	.80	.80	.80
Ratio of net investment income (loss) to average net assets[d]	5.99[e]	1.65	(.15)	.84	.67	(.24)
Portfolio Turnover Rate	14.52[c]	14.10	24.08	5.23	51.61	19.18
Net Assets, end of period ($ x 1,000)	47	58	84	40	42	59

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Amounts do not include the expenses of the underlying funds.

e Annualized.

See notes to financial statements.

12

	Six Months Ended
	April 30, 2023	Year Ended October 31,
Class C Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	12.55	14.03	12.01	12.59	12.08	12.57
Investment Operations:
Net investment income (loss)[a]	.31	.14	(.10)	.01	(.03)	(.12)
Net realized and unrealized gain (loss) on investments	(.01)	(1.39)	2.20	(.45)	.61	(.37)
Total from Investment Operations	.30	(1.25)	2.10	(.44)	.58	(.49)
Distributions:
Dividends from net investment income	(.52)	(.13)	–	(.02)	(.01)	–
Dividends from net realized gain on investments	(2.10)	(.10)	(.08)	(.12)	(.06)	–
Total Distributions	(2.62)	(.23)	(.08)	(.14)	(.07)	–
Net asset value, end of period	10.23	12.55	14.03	12.01	12.59	12.08
Total Return (%)[b]	2.58[c]	(9.03)	17.51	(3.51)	4.85	(3.90)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	2.00[e]	1.85	1.77	1.76	1.69	1.59
Ratio of net expenses to average net assets[d]	1.55[e]	1.55	1.55	1.55	1.55	1.55
Ratio of net investment income (loss) to average net assets[d]	5.68[e]	1.05	(.78)	.10	(.21)	(.99)
Portfolio Turnover Rate	14.52[c]	14.10	24.08	5.23	51.61	19.18
Net Assets, end of period ($ x 1,000)	24	28	28	26	28	26

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Amounts do not include the expenses of the underlying funds.

e Annualized.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2023	Year Ended October 31,
Class I Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	12.88	14.40	12.23	12.84	12.27	12.69
Investment Operations:
Net investment income[a]	.38	.24	.02	.17	.14	.01
Net realized and unrealized gain (loss) on investments	(.01)	(1.37)	2.28	(.48)	.59	(.34)
Total from Investment Operations	.37	(1.13)	2.30	(.31)	.73	(.33)
Distributions:
Dividends from net investment income	(.64)	(.29)	(.05)	(.18)	(.10)	(.09)
Dividends from net realized gain on investments	(2.10)	(.10)	(.08)	(.12)	(.06)	–
Total Distributions	(2.74)	(.39)	(.13)	(.30)	(.16)	(.09)
Net asset value, end of period	10.51	12.88	14.40	12.23	12.84	12.27
Total Return (%)	3.05[b]	(8.08)	18.87	(2.47)	6.05	(2.60)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[c]	.58[d]	.48	.41	.43	.42	.38
Ratio of net expenses to average net assets[c]	.55[d]	.48	.41	.43	.42	.38
Ratio of net investment income to average net assets[c]	6.78[d]	1.73	.17	1.38	1.11	.08
Portfolio Turnover Rate	14.52[b]	14.10	24.08	5.23	51.61	19.18
Net Assets, end of period ($ x 1,000)	1,958	3,209	2,626	1,116	1,206	1,446

a Based on average shares outstanding.

b Not annualized.

c Amounts do not include the expenses of the underlying funds.

d Annualized.

See notes to financial statements.

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Six Months Ended
April 30, 2023		Year Ended October 31,
Class Y Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	12.96	14.48	12.30	12.90	12.33	12.74
Investment Operations:
Net investment income[a]	.47	.30	.06	.18	.12	.03
Net realized and unrealized gain (loss) on investments	(.10)	(1.42)	2.26	(.47)	.62	(.34)
Total from Investment Operations	.37	(1.12)	2.32	(.29)	.74	(.31)
Distributions:
Dividends from net investment income	(.64)	(.30)	(.06)	(.19)	(.11)	(.10)
Dividends from net realized gain on investments	(2.10)	(.10)	(.08)	(.12)	(.06)	–
Total Distributions	(2.74)	(.40)	(.14)	(.31)	(.17)	(.10)
Net asset value, end of period	10.59	12.96	14.48	12.30	12.90	12.33
Total Return (%)	3.03[b]	(7.98)	18.96	(2.29)	6.11	(2.43)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[c]	.49[d]	.41	.33	.32	.30	.30
Ratio of net expenses to average net assets[c]	.49[d]	.41	.33	.32	.30	.30
Ratio of net investment income to average net assets[c]	8.03[d]	2.30	.47	1.45	.98	.27
Portfolio Turnover Rate	14.52[b]	14.10	24.08	5.23	51.61	19.18
Net Assets, end of period ($ x 1,000)	33,938	111,958	272,676	312,183	426,278	446,522

a Based on average shares outstanding.

b Not annualized.

c Amounts do not include the expenses of the underlying funds.

d Annualized.

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Alternative Diversifier Strategies Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds II, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 500 shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Y (200 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

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As of April 30, 2023, MBC Investments Corporation, an indirect subsidiary of BNY Mellon, held 2,000 Class A shares and 2,000 Class C shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Investment Companies	36,164,133	-	-	36,164,133

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments,

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and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

ETF and Other Investment Company Risk: To the extent the fund invests in pooled investment vehicles, such as Exchanged Traded Fund (“ETFs”) and other investment companies, the fund will be affected by the investment policies, practices and performance of such entities in direct proportion to the amount of assets the fund has invested therein. The risks of investing in other investment companies, including ETFs, typically reflect the risks associated with the types of instruments in which the investment companies invest. When the fund invests in an ETF or other investment companies, shareholders of the fund will bear indirectly their proportionate share of the expenses of the ETF or other investment companies (including management fees) in addition to the expenses of the fund.

(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2023, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2022 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2022 was as follows: ordinary income $2,722,240 and long-term capital gains $968,847. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2023 was approximately $64,088 with a related weighted average annualized interest rate of 5.45%.

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NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the fund has agreed to pay a management fee at the annual rate of 1.35% applied to the portion of the fund’s average daily net assets allocated to direct investments in securities and .25% applied to that portion of the fund’s average daily net assets allocated to investments in other investment companies (underlying funds) and money market instruments (including cash and equivalents). The Adviser has contractually agreed, from November 1, 2022 through March 1, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .55% of the value of the fund’s average daily net assets. On or after March 1, 2024, the Adviser may terminate this expense limitation at any time. Because “acquired fund fees and expenses” are incurred indirectly by the fund as a result of its investments in underlying funds, such fees and expenses are not included in the expense limitations. The reduction in expenses, pursuant to the undertaking, amounted to $602 during the period ended April 30, 2023.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended April 30, 2023, Class C shares were charged $94 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2023, Class A and Class C shares were charged $62 and $31, respectively, pursuant to the Shareholder Services Plan.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2023, the fund was charged $962 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $257.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2023, the fund was charged $1,543 pursuant to the custody agreement.

During the period ended April 30, 2023, the fund was charged $6,114 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $9,458, Distribution Plan fees of $15, Shareholder Services Plan fees of $14, Custodian fees of $2,686, Chief Compliance Officer fees of $4,116

22

and Transfer Agent fees of $282, which are offset against an expense reimbursement currently in effect in the amount of $390.

(d) Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2023, amounted to $11,748,215 and $84,806,385, respectively.

At April 30, 2023, accumulated net unrealized appreciation on investments was $2,534,617, consisting of $2,774,729 gross unrealized appreciation and $240,112 gross unrealized depreciation.

At April 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Plan of Liquidation:

The Board approved a Plan of Liquidation and Dissolution with respect to the fund, a series of the Trust, which became effective on May 12, 2023 (the “Liquidation Date”).

Fund shares held on the Liquidation Date were liquidated and proceeds were sent to shareholders of the fund, with the exception that fund shares held in Individual Retirement Accounts and retirement plans sponsored by the Adviser or its affiliates were exchanged for Wealth shares of Dreyfus Government Cash Management (“DGCM”). Investors may obtain a copy of the Prospectus of DGCM by calling 1-800-373-9387.

The liquidation of the fund may have resulted in one or more taxable events for shareholders subject to federal income tax.

23

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 6-7, 2023, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Class Y shares with the performance of a group of three institutional alternative multi-strategy funds and two institutional alternative global macro funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional alternative multi-strategy funds (the “Performance Universe”), all for various periods ended December 31, 2022, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all institutional alternative multi-strategy funds and alternative global macro funds, excluding outliers (the “Expense Universe”), the information for which was derived in

24

part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods, except for the two- and three-year periods when it was at or above the Performance Group median, and was above the Performance Universe median for all periods, except for the one-year period when it was below the Performance Universe median. It was noted that there were only five other funds in the Performance Group. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in five of the eight calendar years shown.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board noted that the fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Adviser or its affiliates. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and the Expense Universe median actual management fee and the fund’s total expenses, including underlying fund (acquired funds) fees and expenses, were higher than the Expense Group median and the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until March 1, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .55% of the fund’s average daily net assets. Because “acquired fund fees and expenses” are incurred indirectly by the fund, as a result of its investments in underlying funds, such fees and expenses are not included in the expense limitation.

25

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fee under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board was generally satisfied with the fund’s overall performance.

26

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the fee charged by the Adviser under the Agreement was for services in addition to, and not duplicative of, services provided under the advisory contracts of the underlying funds in which the fund invested.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

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LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2022 to December 31, 2022, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

28

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29

For More Information

BNY Mellon Alternative Diversifier Strategies Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DRNAX Class C: DRNCX Class I: DRNIX Class Y: DRYNX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2023 BNY Mellon Securities Corporation 6253SA0423

BNY Mellon Global Emerging Markets Fund

SEMI-ANNUAL REPORT April 30, 2023

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

Discussion of Fund Performance	2
Understanding Your Fund’s Expenses	5
Comparing Your Fund’s Expenses With Those of Other Funds	5
Statement of Investments	6
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	18
Information About the Renewal of the Fund’s Management and Sub- Investment Advisory Agreements and the Approval of the Fund’s Sub-Sub- Investment Advisory Agreement	30
Liquidity Risk Management Program	37

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2022, through April 30, 2023, as provided by portfolio managers Paul Birchenough, Alex Khosla and Ian Smith of Newton Investment Management Limited, sub-adviser.

Market and Fund Performance Overview

For the six-month period ended April 30, 2023, the BNY Mellon Global Emerging Markets Fund (the “fund”) produced a total return of 13.26% for Class A shares, 12.80% for Class C shares, 13.41% for Class I and 13.41% for Class Y shares.1 In comparison, the fund’s benchmark, the MSCI Emerging Markets Index (the “Index”), produced a total return of 16.36% for the same period.2

Emerging-markets equities gained ground during the reporting period as global economic growth continued in the face of high inflation and rising interest rates, the Chinese economy reopened after the government rescinded its “zero-COVID-19” policy, and the U.S. dollar weakened relative to most international currencies. The fund underperformed the Index largely due to disappointing individual stock selections.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities (or derivative or other strategic instruments with similar economic characteristics) of companies organized or with their principal place of business, or majority of assets or business, in emerging-markets countries. The sub-adviser employs a fundamental, bottom-up investment process that emphasizes quality, return on capital employed and governance. The process of identifying investment ideas begins by identifying a core list of investment themes. These themes are based primarily on observable, global economic, industrial or social trends that the sub-adviser believes will positively affect certain sectors or industries and cause stocks within these sectors or industries to outperform others. The sub-adviser then identifies specific companies, using investment themes to help focus on areas where thematic and strategic research indicates positive returns are likely to be achieved.

Emerging-Markets Equities Rebound on Positive Macroeconomic Trends

The outlook for inflation and the trajectory of monetary policy continued to dominate the narrative within financial markets. Despite hawkish rhetoric and actions from central banks, early October 2022 saw evidence of decelerating price growth in the U.S. ISM (Institute for Supply Management) Manufacturing Report, raising hopes that inflation had peaked and ensuring risk assets got off to a flying start. Further positive momentum was injected the following month when U.S. consumer price inflation came in lower than expected. Markets were also encouraged by China’s easing of its strict COVID-19 restrictions.

The positive momentum continued into 2023. However, as the first quarter progressed, several issues took a toll on sentiment. January’s U.S. inflation numbers came in higher than expected, while headline employment data also proved robust, prompting the U.S. Federal Reserve (the “Fed”) to maintain its hawkish rhetoric. Another major challenge arose in early March, as signs of stress emerged within the U.S. banking sector, soon followed by the enforced takeover of Credit Suisse by UBS under the auspices of the Swiss authorities. On a more optimistic note, late in the period, China revealed that its gross domestic product grew

4.5% year on year for the first quarter—well above analysts’ forecasts—driven by a strong growth in exports and infrastructure investment, as well as a rebound in retail consumption and property prices. However, sentiment turned more negative again on doubts regarding the extent of China’s recovery and worsening U.S.-China relations, including the threat of U.S. restrictions on investments in China in areas such as artificial intelligence (AI), quantum computing and semiconductors.

Stock Selections Detract from Relative Performance

Several individual stock selections detracted from the fund’s performance relative to the Index. The most significant was Brazil-based financial exchange B3 SA – Brasil Bolsa Balcao, which reported lower volumes and lower-than-expected profits, owing to cost increases. However, the company noted that the costs include restructuring charges related to efficiency measures. China-based solar power equipment manufacturer LONGi Green Energy Technology Co. Ltd. saw intensifying competition from other players in the expanding solar photovoltaic wafer industry. Among China-based industrials, battery maker Wuxi Lead Intelligent Equipment Co. Ltd. faced concerns regarding the resilience of orders in a recessionary environment and demand challenges for electric vehicles, while first quarter 2023 profits for Shenzhen Inovance Technology Co. Ltd. fell short of market expectations. Retail-enabling technology company Meituan, another China-based firm, faced headwinds after a news report suggested that a rival company would be rolling out a competing service; in addition, Meituan stock faced an overhang related to the March 24, 2023, distribution of Meituan shares by minority shareholder Tencent. Elsewhere, shares in U.S.-based lithium miner Livent Corp. lost ground due to concerns over potential overcapacity and short-term headwinds for electric vehicle sales.

On the positive side, the top contributions to relative performance came from the financials sector, led by the holdings in China/Hong Kong insurers AIA Group Ltd. and Ping An Insurance Group Company of China Ltd., both of which outperformed on optimism that China’s reopening would boost economic growth. The fund’s underweight exposure to banks also bolstered relative returns. In the consumer sectors, restaurant chain owner, Yum China Holdings Inc. outperformed as China started to relax its severe COVID-19 restrictions. Holdings in China-based BY-HEALTH Co. Ltd. rose on quarterly revenue figures significantly above market expectations, driven by very strong demand for nutrition supplements. In information technology, Netherlands-based semiconductor equipment firm ASML Holding NV reported a record order backlog and earnings that exceeded market estimates, while management forecast strong sales growth in 2023 despite increasingly tough U.S.-led restrictions on exports to China. ASML Holding NV shares, along with those of another semiconductor-exposed holding, Advantest Corp., received a further boost with some investors predicting a bottom in the semiconductor cycle. Shares in e-commerce and gaming platform Sea Ltd., jumped on the release of the company’s fourth-quarter 2022 results, with its first-ever quarterly profit ahead of expectations. On a regional basis, the fund also benefited from zero weightings in Saudi Arabia, the United Arab Emirates and Qatar, amid weak oil and gas prices.

Maintaining the Fund’s Long-Term Focus

Over the short term, we believe asset prices are likely to continue to be influenced by the inflationary forces we see in the United States, along with the Fed’s response. Other

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

variables may include the conflict in Ukraine, commodity prices, the strength of the U.S. dollar, the evolution of the Chinese recovery and global macro-financial conditions. Emerging-markets equities currently trade at an unusually high discount to developed markets, providing a conducive investment backdrop if these shorter-term variables prove favorable for emerging markets.

We see several longer-term opportunities in emerging markets based on relatively higher levels of income growth, rapid increases in product penetration and scope for industry consolidation. In our view, unique opportunities exist for emerging-markets companies that are well exposed to reliable secular-growth trends and that can exploit these opportunities more effectively than their peers through differentiated customer offering and execution. Accordingly, we believe that emerging-markets investors who can identify the right growth themes and companies should be rewarded over the long term.

As of April 30, 2023, on a country basis, the fund holds its most overweight position in India, where we believe there are many of the best, bottom-up investment opportunities in emerging markets for the next five years and beyond. The fund also holds significant exposure to businesses in China/Hong Kong that are positioned to benefit as China upgrades its economy to become self-sufficient or even assume leadership in certain strategic and value-add industries. On a sector basis, the fund holds its most overweight positions in the consumer staples, information technology and industrial sectors, where we believe there are attractive long-term growth opportunities and high returns on capital.

May 15, 2023

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through March 1, 2024, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, returns would have been lower.

2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The MSCI Emerging Markets Index is a free, float-adjusted, market capitalization-weighted index that is designed to measure equity market performance of emerging markets. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging-markets countries.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity. These risks generally are greater with emerging-markets countries than with more economically and politically established foreign countries.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Global Emerging Markets Fund from November 1, 2022 to April 30, 2023. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended April 30, 2023

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.61	$10.55	$5.29	$4.97
Ending value (after expenses)	$1,132.60	$1,128.00	$1,134.10	$1,134.10

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended April 30, 2023

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.26	$9.99	$5.01	$4.71
Ending value (after expenses)	$1,018.60	$1,014.88	$1,019.84	$1,020.13
†

Expenses are equal to the fund’s annualized expense ratio of 1.25% for Class A, 2.00% for Class C, 1.00% for Class I and .94% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
April 30, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.2%
Australia - .7%
OZ Minerals Ltd.	183,817		3,223,240
Brazil - 7.6%
B3 SA - Brasil Bolsa Balcao	3,423,405		7,996,044
Raia Drogasil SA	1,619,348		8,532,111
WEG SA	1,183,922		9,724,785
XP, Inc., Cl. A	672,347	[a,b]	9,607,839
			35,860,779
China - 28.4%
BY-HEALTH Co. Ltd., Cl. A	4,125,500		14,245,937
Foshan Haitian Flavouring & Food Co. Ltd., Cl. A	1,038,107	[b]	10,607,669
Kingdee International Software Group Co. Ltd.	1,923,000		2,972,177
LONGi Green Energy Technology Co. Ltd., CI. A	1,148,357	[b]	5,789,371
Meituan, Cl. B	923,564	[b,c]	15,761,793
NARI Technology Co. Ltd., Cl. A	2,033,100	[b]	7,678,356
NetEase, Inc.	403,900		7,193,093
Pharmaron Beijing Co. Ltd., Cl. H	793,900	[c]	3,452,466
Ping An Insurance Group Company of China Ltd., Cl. H	1,293,500		9,426,338
Shenzhen Inovance Technology Co. Ltd., CI. A	1,387,806	[b]	12,396,120
Sungrow Power Supply Co. Ltd., CI. A	200,200	[b]	3,262,611
Tencent Holdings Ltd.	486,268		21,511,152
Wuxi Lead Intelligent Equipment Co. Ltd., Cl. A	921,991	[b]	5,111,679
Yum China Holdings, Inc.	231,596		14,169,043
			133,577,805
Hong Kong - 4.6%
AIA Group Ltd.	1,991,000		21,724,166
India - 25.2%
Godrej Consumer Products Ltd.	588,043	[b]	6,531,697
HDFC Bank Ltd.	918,891		19,013,776
HDFC Life Insurance Co. Ltd.	1,093,434	[b,c]	7,087,681
Hindustan Unilever Ltd.	365,432		10,998,264
Housing Development Finance Corp. Ltd.	159,469	[b]	5,425,518
ICICI Bank Ltd.	703,101	[b]	7,909,116
Info Edge India Ltd.	300,659		13,895,310
Marico Ltd.	1,479,231		8,987,554
Maruti Suzuki India Ltd.	32,626		3,430,120
PB Fintech Ltd.	701,531	[b]	5,155,738

Description	Shares		Value ($)
Common Stocks - 96.2% (continued)
India - 25.2% (continued)
Sona Blw Precision Forgings Ltd.	947,545	[c]	5,579,223
Tata Consultancy Services Ltd.	373,231		14,737,166
Titan Co. Ltd.	315,100	[b]	10,198,522
			118,949,685
Indonesia - 1.9%
Bank Mandiri Persero TBK Pt	26,004,400		9,187,990
Japan - 1.4%
Advantest Corp.	83,200		6,460,554
Mexico - 3.3%
Wal-Mart de Mexico SAB de CV	3,814,192		15,373,870
Netherlands - 4.1%
ASM International NV	18,930		6,895,966
ASML Holding NV	19,366		12,330,639
			19,226,605
Peru - 1.3%
Credicorp Ltd.	44,761		6,064,220
Philippines - .0%
GT Capital Holdings, Inc.	1		9
Russia - .0%
HeadHunter Group PLC, ADR	161,107	[b,d]	0
Singapore - 1.3%
Sea Ltd., ADR	82,507	[a,b]	6,284,558
South Africa - 1.3%
Clicks Group Ltd.	432,178		6,316,558
South Korea - 5.1%
Samsung Electronics Co. Ltd.	197,055		9,708,583
Samsung SDI Co. Ltd.	23,337		12,137,787
SK Hynix, Inc.	35,038		2,359,958
			24,206,328
Taiwan - 6.2%
Delta Electronics, Inc.	378,000	[b]	3,714,149
Taiwan Semiconductor Manufacturing Co. Ltd.	1,543,000		25,304,428
			29,018,577
United States - 1.1%
Livent Corp.	229,852	[a,b]	5,022,266
Uruguay - 2.7%
Globant SA	38,908	[b]	6,103,498
MercadoLibre, Inc.	5,276	[b]	6,740,037
			12,843,535
Total Common Stocks (cost $431,579,691)			453,340,745

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 3.7%
Registered Investment Companies - 3.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $17,231,983)	4.96	17,231,983	[e]	17,231,983
Total Investments (cost $448,811,674)		99.9%		470,572,728
Cash and Receivables (Net)		.1%		517,840
Net Assets		100.0%		471,090,568

ADR—American Depositary Receipt

a Security, or portion thereof, on loan. At April 30, 2023, the value of the fund’s securities on loan was $5,935,708 and the value of the collateral was $5,974,801, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

b Non-income producing security.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, these securities were valued at $31,881,163 or 6.77% of net assets.

d The fund held Level 3 securities at April 30, 2023. These securities were valued at $0 or .0% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Semiconductors & Semiconductor Equipment	12.6
Media & Entertainment	10.4
Insurance	9.2
Banks	8.9
Capital Goods	8.1
Household & Personal Products	6.7
Consumer Staples Distribution	6.4
Consumer Services	6.4
Technology Hardware & Equipment	5.4
Software & Services	5.1
Financial Services	4.9
Food, Beverage & Tobacco	4.2
Investment Companies	3.7
Consumer Durables & Apparel	2.2
Automobiles & Components	1.9
Materials	1.7
Consumer Discretionary Distribution & Retail	1.4
Pharmaceuticals Biotechnology & Life Sciences	.7
Commercial & Professional Services	.0
99.9

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 10/31/2022	Purchases ($)†	Sales ($)	Value ($) 4/30/2023	Dividends/ Distributions ($)
Registered Investment Companies - 3.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 3.7%	12,292,718	124,605,210	(119,665,945)	17,231,983	377,024
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - .0%	-	2,026,276	(2,026,276)	-	4,085	††
Total - 3.7%	12,292,718	126,631,486	(121,692,221)	17,231,983	381,109

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2023 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $5,935,708)—Note 1(c):
Unaffiliated issuers	431,579,691	453,340,745
Affiliated issuers	17,231,983	17,231,983
Cash denominated in foreign currency	449,612	449,592
Receivable for shares of Common Stock subscribed		1,711,174
Dividends and securities lending income receivable		482,157
Tax reclaim receivable—Note 1(b)		17,515
Prepaid expenses		58,507
		473,291,673
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		581,309
Cash overdraft due to Custodian		468,449
Payable for shares of Common Stock redeemed		661,005
Foreign capital gains tax payable—Note 1(b)		243,350
Payable for investment securities purchased		123,925
Directors’ fees and expenses payable		13,966
Other accrued expenses		109,101
		2,201,105
Net Assets ($)		471,090,568
Composition of Net Assets ($):
Paid-in capital		478,834,067
Total distributable earnings (loss)		(7,743,499)
Net Assets ($)		471,090,568

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	12,709,662	3,469,254	319,901,983	135,009,669
Shares Outstanding	661,446	190,180	16,499,812	6,926,196
Net Asset Value Per Share ($)	19.21	18.24	19.39	19.49

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2023 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $307,210 foreign taxes withheld at source):
Unaffiliated issuers	3,221,988
Affiliated issuers	377,024
Income from securities lending—Note 1(c)	4,085
Interest	724
Total Income	3,603,821
Expenses:
Management fee—Note 3(a)	1,540,442
Custodian fees—Note 3(c)	191,653
Shareholder servicing costs—Note 3(c)	179,993
Professional fees	90,254
Registration fees	48,154
Directors’ fees and expenses—Note 3(d)	28,742
Prospectus and shareholders’ reports	19,100
Distribution fees—Note 3(b)	13,533
Chief Compliance Officer fees—Note 3(c)	7,926
Loan commitment fees—Note 2	3,635
Miscellaneous	18,110
Total Expenses	2,141,542
Less—reduction in expenses due to undertaking—Note 3(a)	(94,829)
Less—reduction in fees due to earnings credits—Note 3(c)	(1,440)
Net Expenses	2,045,273
Net Investment Income	1,558,548
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(6,956,035)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	47,248,278
Net Realized and Unrealized Gain (Loss) on Investments	40,292,243
Net Increase in Net Assets Resulting from Operations	41,850,791

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations ($):
Net investment income	1,558,548	82,196
Net realized gain (loss) on investments	(6,956,035)	(13,605,261)
Net change in unrealized appreciation (depreciation) on investments	47,248,278	(181,680,779)
Net Increase (Decrease) in Net Assets Resulting from Operations	41,850,791	(195,203,844)
Distributions ($):
Distributions to shareholders:
Class A	-	(1,498,786)
Class C	-	(405,878)
Class I	(531,253)	(13,684,047)
Class Y	(474,449)	(19,973,811)
Total Distributions	(1,005,702)	(35,562,522)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	4,342,097	5,831,510
Class C	63,217	199,686
Class I	185,179,928	162,542,259
Class Y	14,822,234	53,220,152
Distributions reinvested:
Class A	-	1,494,089
Class C	-	405,878
Class I	530,501	13,644,996
Class Y	184,101	10,515,588
Cost of shares redeemed:
Class A	(1,563,996)	(15,327,688)
Class C	(416,335)	(1,255,094)
Class I	(36,856,030)	(159,403,641)
Class Y	(58,059,526)	(153,738,581)
Increase (Decrease) in Net Assets from Capital Stock Transactions	108,226,191	(81,870,846)
Total Increase (Decrease) in Net Assets	149,071,280	(312,637,212)
Net Assets ($):
Beginning of Period	322,019,288	634,656,500
End of Period	471,090,568	322,019,288

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Capital Share Transactions (Shares):
Class Aa
Shares sold	224,485	262,413
Shares issued for distributions reinvested	-	61,970
Shares redeemed	(82,206)	(739,535)
Net Increase (Decrease) in Shares Outstanding	142,279	(415,152)
Class C
Shares sold	3,525	9,740
Shares issued for distributions reinvested	-	17,556
Shares redeemed	(22,831)	(66,128)
Net Increase (Decrease) in Shares Outstanding	(19,306)	(38,832)
Class Ia
Shares sold	9,550,297	7,676,955
Shares issued for distributions reinvested	28,309	561,291
Shares redeemed	(1,917,176)	(7,615,000)
Net Increase (Decrease) in Shares Outstanding	7,661,430	623,246
Class Ya
Shares sold	759,880	2,473,491
Shares issued for distributions reinvested	9,777	430,437
Shares redeemed	(3,023,788)	(7,179,607)
Net Increase (Decrease) in Shares Outstanding	(2,254,131)	(4,275,679)

[a]

During the period ended April 30, 2023, 1,890 Class A shares representing $33,277 were exchanged for 1,871 Class I shares and 39,231 Class Y shares representing $758,722 were exchanged for 39,442 Class I shares. During the period ended October 31, 2022, 212,185 Class Y shares representing $4,481,375 were exchanged for 213,349 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2023		Year Ended October 31,
Class A Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	16.97	27.52	22.23	16.25	13.86	17.79
Investment Operations:
Net investment income (loss)[a]	.05	(.06)	(.14)	(.10)	.03	.03
Net realized and unrealized gain (loss) on investments	2.19	(8.84)	5.48	6.43	2.48	(3.75)
Total from Investment Operations	2.24	(8.90)	5.34	6.33	2.51	(3.72)
Distributions:
Dividends from net investment income	-	-	(.05)	(.35)	(.12)	(.21)
Dividends from net realized gain on Investments	-	(1.65)	-	-	-	-
Total Distributions	-	(1.65)	(.05)	(.35)	(.12)	(.21)
Net asset value, end of period	19.21	16.97	27.52	22.23	16.25	13.86
Total Return (%)[b]	13.26[c]	(34.11)	24.04	39.62	18.28	(21.19)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.32[d]	1.30	1.26	1.29	1.32	1.34
Ratio of net expenses to average net assets	1.25[d]	1.25	1.25	1.25	1.25	1.25
Ratio of net investment income (loss) to average net assets	.49[d]	(.26)	(.51)	(.54)	.22	.16
Portfolio Turnover Rate	19.25[c]	47.66	66.55	51.54	48.73	41.94
Net Assets, end of period ($ x 1,000)	12,710	8,810	25,711	8,826	3,795	5,109

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
April 30, 2023		Year Ended October 31,
Class C Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	16.17	26.49	21.52	15.73	13.42	17.32
Investment Operations:
Net investment (loss)[a]	(.02)	(.20)	(.35)	(.22)	(.08)	(.10)
Net realized and unrealized gain (loss) on investments	2.09	(8.47)	5.32	6.23	2.41	(3.63)
Total from Investment Operations	2.07	(8.67)	4.97	6.01	2.33	(3.73)
Distributions:
Dividends from net investment income	-	-	-	(.22)	(.02)	(.17)
Dividends from net realized gain on Investments	-	(1.65)	-	-	-	-
Total Distributions	-	(1.65)	-	(.22)	(.02)	(.17)
Net asset value, end of period	18.24	16.17	26.49	21.52	15.73	13.42
Total Return (%)[b]	12.80[c]	(34.60)	23.09	38.61	17.35	(21.80)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.08[d]	2.06	2.01	2.07	2.10	2.11
Ratio of net expenses to average net assets	2.00[d]	2.00	2.00	2.00	2.00	2.00
Ratio of net investment (loss) to average net assets	(.24)[d]	(.99)	(1.33)	(1.26)	(.51)	(.60)
Portfolio Turnover Rate	19.25[c]	47.66	66.55	51.54	48.73	41.94
Net Assets, end of period ($ x 1,000)	3,469	3,388	6,578	4,330	3,798	4,793

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2023		Year Ended October 31,
Class I Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	17.14	27.71	22.35	16.34	13.96	17.89
Investment Operations:
Net investment income (loss)[a]	.07	(.01)	(.08)	(.05)	.07	.07
Net realized and unrealized gain (loss) on investments	2.23	(8.91)	5.52	6.46	2.50	(3.77)
Total from Investment Operations	2.30	(8.92)	5.44	6.41	2.57	(3.70)
Distributions:
Dividends from net investment income	(.05)	-	(.08)	(.40)	(.19)	(.23)
Dividends from net realized gain on Investments	-	(1.65)	-	-	-	-
Total Distributions	(.05)	(1.65)	(.08)	(.40)	(.19)	(.23)
Net asset value, end of period	19.39	17.14	27.71	22.35	16.34	13.96
Total Return (%)	13.41[b]	(33.94)	24.37	39.93	18.61	(21.01)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.07[c]	1.05	.99	1.02	1.00	1.06
Ratio of net expenses to average net assets	1.00[c]	1.00	.99	1.00	1.00	1.00
Ratio of net investment income (loss) to average net assets	.77[c]	(.03)	(.28)	(.27)	.47	.38
Portfolio Turnover Rate	19.25[b]	47.66	66.55	51.54	48.73	41.94
Net Assets, end of period ($ x 1,000)	319,902	151,527	227,678	76,571	50,399	78,037

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

Six Months Ended
April 30, 2023		Year Ended October, 31
Class Y Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	17.24	27.85	22.45	16.40	14.03	17.97
Investment Operations:
Net investment income (loss)[a]	.08	(.02)	(.06)	(.03)	.07	.08
Net realized and unrealized gain (loss) on investments	2.23	(8.98)	5.55	6.48	2.51	(3.79)
Total from Investment Operations	2.31	(8.96)	5.49	6.45	2.58	(3.71)
Distributions:
Dividends from net investment income	(.06)	-	(.09)	(.40)	(.21)	(.23)
Dividends from net realized gain on Investments	-	(1.65)	-	-	-	-
Total Distributions	(.06)	(1.65)	(.09)	(.40)	(.21)	(.23)
Net asset value, end of period	19.49	17.24	27.85	22.45	16.40	14.03
Total Return (%)	13.41[b]	(33.91)	24.48	40.07	18.61	(20.98)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.94[c]	.93	.90	.93	.98	.94
Ratio of net expenses to average net assets	.94[c]	.93	.90	.93	.98	.94
Ratio of net investment income (loss) to average net assets	.79[c]	.09	(.22)	(.19)	.47	.44
Portfolio Turnover Rate	19.25[b]	47.66	66.55	51.54	48.73	41.94
Net Assets, end of period ($ x 1,000)	135,010	158,295	374,690	290,661	222,607	201,273

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Global Emerging Markets Fund (the “fund”) is a separate non-diversified series of BNY Mellon Investment Funds II, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Investment Management Limited (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser.

Effective March 31, 2023, the Sub-Adviser, entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management North America, LLC (NIMNA), to enable NIMNA to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIMNA is subject to the supervision of the Sub-Adviser and the Adviser. NIMNA is also an affiliate of the Adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, MA 02108. As of March 31, 2023, NIMNA had approximately $53 billion in assets under management. NIMNA is an indirect subsidiary of BNY Mellon.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 500 shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Y (200 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Director (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of April 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	95,618,271	357,722,474	††	-	453,340,745
Investment Companies	17,231,983	-		-	17,231,983

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

f

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Equity Securities – Common Stocks ($)
Balance as of 10/31/2022†	0
Purchases/Issuances	-
Sales/Dispositions	-
Net realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 4/30/2023†	0
The amount of total net gain (loss) for the period included in earnings attributable to the change in unrealized appreciation (depreciation) relating to investments still held at 4/30/2023	-

† Securities deemed as Level 3 due to the lack of observable inputs by management assessment.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2023, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2023, BNY Mellon earned $557 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

Non-Diversification Risk: The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Emerging Market Risk.: The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks. Special risks associated with investments in emerging market issuers may include the lack of publicly available information, the lack of uniform disclosure, accounting and financial reporting and recordkeeping standards, and limited investor protections applicable in developed economies. The risks also may include unpredictable political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses, and the imposition of sanctions or restrictions on certain investments by other countries, such as the United States.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2023, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2022 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $12,359,522 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2022. The fund has $12,359,522 of short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2022 was as follows: ordinary income $2,762 and long-term capital gains $35,559,760. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2023, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets. The Adviser has contractually agreed, from November 1, 2022 through March 1, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.00% of the value of the fund’s average daily net assets. On or after March 1, 2024, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking amounted to $94,829 during the period ended April 30, 2023.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.

During the period ended April 30, 2023, the Distributor retained $2,127 from commissions earned on sales of the fund’s Class A shares and $48 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended April 30, 2023, Class C shares were charged $13,533 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2023, Class A and Class C shares were charged $13,166 and $4,511, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan and Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2023, the fund was charged $3,853 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $1,440.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2023, the fund was charged $191,653 pursuant to the custody agreement.

During the period ended April 30, 2023, the fund was charged $7,926 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $286,878, Distribution Plan fees of $2,161, Shareholder Services Plan fees of $3,129, Custodian fees of $321,110 Chief Compliance Officer fees of $5,335 and Transfer Agent fees of $765, which are offset against an expense reimbursement currently in effect in the amount of $38,069.

(d) Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2023, amounted to $179,897,489 and $75,910,654, respectively.

At April 30, 2023, accumulated net unrealized appreciation on investments was $21,761,054, consisting of $60,905,152 gross unrealized appreciation and $39,144,098 gross unrealized depreciation.

At April 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS AND THE APPROVAL OF THE FUND’S SUB-SUB-INVESTMENT ADIVSORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 6-7, 2023, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Newton Investment Management Limited (the “Sub-Adviser” or “NIM”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Class Y shares with the performance of a group of institutional emerging markets funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional emerging markets funds (the “Performance Universe”), all for various periods ended December 31, 2022, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all institutional emerging markets funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods, except for the one- and two-year periods when total return performance was below the Performance Group and Performance Universe medians. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during the most recent periods under review and noted that the portfolio managers are very experienced and continued to apply a consistent investment strategy. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. The Board noted that the fund had a five star rating for the three- and five-year periods and a five star overall rating from Morningstar based on Morningstar’s risk-adjusted return measures.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and lower than the Expense Universe median actual management fee and the fund’s total expenses were lower than the Expense Group median and lower than the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until March 1, 2024, to waive receipt of its fees and/or assume the direct expenses of the

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS AND THE APPROVAL OF THE FUND’S SUB-SUB-INVESTMENT ADIVSORY AGREEMENT (Unaudited) (continued)

fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.00% of the value of the fund’s average daily net assets.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser or the Sub-Adviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since the Adviser, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated

that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s long-term performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS AND THE APPROVAL OF THE FUND’S SUB-SUB-INVESTMENT ADIVSORY AGREEMENT (Unaudited) (continued)

arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

*******

At the meeting of the fund’s Board held on March 6-7, 2023, the Board also considered the approval of a delegation arrangement between NIM and its affiliate, Newton Investment Management North America, LLC (“NIMNA”), which permits NIM, as the fund’s sub-investment adviser, to use the investment advisory personnel, resources and capabilities (“Investment Advisory Services”) available at its sister company, NIMNA, in providing the day-to-day management of the fund’s investments. In connection therewith, the Board considered the approval of a sub-sub-investment advisory agreement (the “SSIA Agreement”) between NIM and NIMNA, with respect to the fund. In considering the approval of the SSIA Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

At the meeting, the Adviser and the Sub-Adviser recommended the approval of the SSIA Agreement to enable NIMNA to provide Investment Advisory Services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services, subject to the supervision of the Sub-Adviser and the Adviser. The recommendation for the approval of the SSIA Agreement was based on the following considerations, among others: (i) approval of the SSIA Agreement would permit the Sub-Adviser to use investment personnel employed primarily by NIMNA as primary portfolio managers of the fund and to use the investment research services of NIMNA in the day-to-day management of the fund’s investments; and (ii) there would be no material changes to the fund’s investment objective, strategies or policies, no reduction in the nature or level of services provided to the fund, and no increases in the management fee payable by the fund or the sub-advisory fee payable by the Adviser to the Sub-Adviser as a result of the delegation arrangement. The Board also considered the fact that the Adviser stated that it believed there were no material changes to the information the Board had previously considered at the meeting in connection with the Board’s approval of the Agreements for the ensuing year, other than the information about the delegation arrangement and NIMNA.

In determining whether to approve the SSIA Agreement, the Board considered the materials prepared by the Adviser and the Sub-Adviser received in advance of the meeting and other information presented at the meeting, which included: (i) a form of the SSIA Agreement; (ii) information regarding the delegation arrangement and how it is expected to enhance investment capabilities for the benefit of the fund; (iii) information regarding NIMNA; and (iv) an opinion of counsel that the proposed delegation arrangement would not result in an “assignment” of the Sub-Investment Advisory Agreement under the 1940 Act and the Investment Advisers Act of 1940, as amended, and, therefore, did not require the approval of fund shareholders. The Board also considered the substance of discussions with representatives of the Adviser and the Sub-Adviser at the meeting in connection with the Board’s approval of the Agreements.

Nature, Extent and Quality of Services to be Provided. In examining the nature, extent and quality of the services that were expected to be provided by NIMNA under the SSIA Agreement, the Board considered: (i) NIMNA’s organization, qualification and background, as well as the qualifications of its personnel; (ii) the expertise of the personnel providing portfolio management services; (iii) information regarding NIMNA’s compliance program; and (iv) the investment strategy for the fund, which would remain the same. The Board also considered that enabling the Sub-Adviser to use the proposed Investment Advisory Services provided by NIMNA, the Sub-Adviser would provide investment and portfolio management services of at least the same nature, extent and quality that it currently provides to the fund without the ability to use the Investment Advisory Services of its sister company. Based on the considerations and review of the foregoing information, the Board concluded that the nature, extent and quality of the sub-investment advisory services to be provided by the Sub-Adviser having the ability to use the Investment Advisory Services supported a decision to approve the SSIA Agreement.

Investment Performance. The Board considered the fund’s investment performance and that of the investment team managing the fund’s portfolio (including comparative data provided by Broadridge) at the meeting in connection with the Board’s approval of the Agreements. The Board considered that the same investment professionals would continue to manage the fund’s assets and that enabling the Sub-Adviser to use the Investment Advisory Services pursuant to the SSIA Agreement for the benefit of the fund supported a decision to approve the SSIA Agreement.

Costs of Services to be Provided and Profitability. The Board considered the contractual management fee payable by the fund to the Adviser pursuant to the Management Agreement and the contractual sub-investment advisory fee payable by the Adviser to the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement at the meeting in connection with the Board’s approval of the Agreements. The Board noted that the contractual management fee payable by the fund to the Adviser and the sub-investment advisory fee payable by the Adviser to the Sub-Adviser, would not change in connection with the proposed delegation arrangement. The Board recognized that, because the fees payable would not change, an analysis of profitability was more appropriate in the context of the Board’s consideration of the Agreements, and that the Board had received and considered a profitability analysis of the Adviser and its affiliates, including NIM, at the meeting in connection with the Board’s approval of the Agreements. The Board concluded that the Adviser’s profitability was not excessive in light of the nature, extent and quality of the services to be provided to the fund by the Adviser and the Sub-Adviser under the Agreements.

Economies of Scale to be Realized. The Board recognized that, because the fees payable by the fund to the Adviser pursuant to the Management Agreement and the contractual sub-investment advisory fee payable by the Adviser to the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement would not change in connection with the proposed delegation arrangement, an analysis of economies of scale was more appropriate in the context of the Board’s consideration of the Agreements, which had

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS AND THE APPROVAL OF THE FUND’S SUB-SUB-INVESTMENT ADIVSORY AGREEMENT (Unaudited) (continued)

been done at the meeting in connection with the Board’s approval of the Agreements. At the meeting, the Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreements and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board also considered whether there were any ancillary benefits that would accrue to the Sub-Adviser as a result of its relationship with the fund after the delegation arrangement, and such ancillary benefits, if any, were determined to be reasonable.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, with the assistance of independent legal counsel, approved the delegation arrangement and the SSIA Agreement for the fund.

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2022 to December 31, 2022, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

For More Information

BNY Mellon Global Emerging Markets Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser

Newton Investment Management Limited
160 Queen Victoria Street
London, EC4V, 4LA, England

Newton Investment Management
North America, LLC
BNY Mellon Center
201 Washington Street
Boston, MA 02108

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DGEAX Class C: DGECX Class I: DGIEX Class Y: DGEYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2023 BNY Mellon Securities Corporation 6243SA0423

BNY Mellon Yield Enhancement Strategy Fund

SEMI-ANNUAL REPORT April 30, 2023

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2022, through April 30, 2023, as provided by Anthony Mastrocola and Lisa M. Sampson, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2023, the BNY Mellon Yield Enhancement Strategy Fund (the “fund”) produced a total return of 6.66% for Class A shares, 6.34% for Class C shares, 6.91% for Class I shares and 6.94% for Class Y shares.1 In comparison, the Lipper Alternative Credit Focus Funds Index (the “Index”) produced a total return of 6.05% for the same period, and the Bloomberg US Aggregate Bond Index (the “Bloomberg Agg Index”) produced a total return of 6.91% for the same period.2

Bond prices rose during the reporting period as inflation eased, the U.S. Federal Reserve (the “Fed”) appeared to near the end of its interest-rate hiking cycle, and global economic growth remained broadly positive. The fund outperformed the Index, primarily due to allocation effects and the performance of its underlying funds.

The Fund’s Investment Approach

The fund seeks high current income. To pursue its goal, it normally allocates its assets across fixed-income investment strategies. The fund is designed to complement and diversify traditional bond portfolios. The fund normally allocates its assets among other investment companies (underlying funds) that employ various fixed-income investment strategies, including those focusing on domestic and foreign corporate bonds, high yield securities (“junk bonds”), senior loans, emerging-markets debt, municipal securities and Treasury inflation-protected securities (TIPS).

BNY Mellon Investment Adviser, Inc. determines the fund’s asset allocation to the fixed-income investment strategies and sets the investment ranges using fundamental and quantitative analysis and its economic and financial markets outlook. Underlying funds are selected based on their investment objectives and management policies, investment strategies and portfolio holdings, risk/reward profiles, historical performance and other factors. As of April 30, 2023, the fund held investments in: BNY Mellon Corporate Bond Fund, BNY Mellon Municipal Opportunities Fund, BNY Mellon Floating Rate Income Fund, BNY Mellon High Yield Fund, BNY Mellon Global Dynamic Bond Income Fund and TCW Emerging Markets Income Fund.

Inflation Eases as Rates Increase

Interest-rate hikes implemented by central banks began to gain traction during the reporting period in the fight against rampant inflation. In October 2022, just prior to the start of the period, U.S. inflation stood at 7.7%, while inflation in the 20-member eurozone averaged 10.6%. The Fed and the European Central Bank both raised rates during the period, with the Fed on a more aggressive path. Inflation appeared to respond, declining to 4.9% in the United States and 7.0% in the eurozone by the end of the period. While economic growth rates declined as well, they remained positive. Similar trends elsewhere in the world encouraged hopes that inflation might be tamed without prompting a major global recession.

Although central banks remained hawkish in the fight against inflation, this stance was largely priced into the global bond market at the start of the period, which almost coincided

2

with the peak in U.S. ten-year Treasury yields. As yields declined, bonds prices generally rose, producing good returns for investors. However, concerns regarding the U.S. debt ceiling rose as the early summer 2023 deadline neared. In another troubling development, the cumulative effect of interest-rate increases led to the collapse of a few, large regional U.S. banks, and Switzerland-based investment banking firm Credit Suisse was subject to a government-orchestrated takeover. Financial conditions tightened materially in terms of lending standards, but all-in borrowing costs for companies were contained by the drop in intermediate government bond yields.

Manager Selection Drove Fund Performance

The fund’s performance relative to the Index during the reporting period was primarily determined by allocation effects and the performance of underlying funds. The strongest contribution to the fund’s performance relative to the Index came from overweight allocation and favorable manager selection in the municipals sector, where the underlying fund, BNY Mellon Municipal Opportunities Fund added value. Other sectors providing additive performance included emerging-markets bonds and corporate bonds. The BNY Mellon Floating Rate Income Fund generated the lowest absolute return, but continues to have the highest yield.

Positioned for a Range-Bound Market

Fixed-income markets currently face contradictory forces. While Fed statements remain hawkish, citing the central bank’s 2% inflation target, markets appear to be pricing no further rate hikes, and possible rate reduction later in 2023. The disconnect between these views could lead to greater volatility over the coming months. We believe growth is likely to continue slowing, leading to a mild recession in late 2023 or early 2024. The downward pressure on rates is likely to be countered to a degree by persistent inflationary trends, leaving rates range bound with a downward bias due to slowing growth expectations and tightening credit availability.

May 15, 2023

1  Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I and Class Y shares are not subject to any initial or deferred sales charges. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Past performance is no guarantee of future results.

²  Source: Lipper Inc. — The Bloomberg US Aggregate Bond Index is a broad-based, flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable bond market. The Index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). The Lipper Alternative Credit Focus Funds Index consists of funds that, by prospectus language, invest in a wide range of credit-structured vehicles by using either fundamental credit research analysis or quantitative credit portfolio modeling trying to benefit from any changes in credit quality, credit spreads and market liquidity. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Municipal income may be subject to state and local taxes. Capital gains, if any, are taxable.

Inflation-linked bonds (ILBs) issued by a government are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation; ILBs decline in value when real interest rates rise. Treasury Inflation-Protected Securities (TIPS) are ILBs issued by the U.S. Government.

Mortgage-backed securities: Ginnie Maes and other securities backed by the full faith and credit of the United States Government are guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

guaranteed and will fluctuate. Privately issued mortgage-related securities also are subject to credit risks associated with the underlying mortgage properties. These securities may be more volatile and less liquid than more traditional, government backed debt securities.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Foreign bonds are subject to special risks, including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity. These risks are generally greater with emerging-markets countries than with more economically and politically established foreign countries.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

The underlying funds’ underlying strategies may use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

The ability of the fund to achieve its investment goal depends, in part, on the ability of BNY Mellon Investment Adviser, Inc. to effectively allocate the fund’s assets among the investment strategies and the underlying funds.

To the extent the fund invests in pooled investment vehicles, such as ETFs and other investment companies, the fund will be affected by the investment policies, practices and performance of such entities in direct proportion to the amount of assets the fund has invested therein. The risks of investing in other investment companies, including ETFs, typically reflect the risks associated with the types of instruments in which the investment companies invest. When the fund invests in an ETF or other investment company, shareholders of the fund will bear indirectly their proportionate share of the expenses of the ETF or other investment company (including management fees) in addition to the expenses of the fund. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an index. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. The fund will incur brokerage costs when purchasing and selling shares of ETFs.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Yield Enhancement Strategy Fund from November 1, 2022 to April 30, 2023. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended April 30, 2023

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$3.18	$6.34	$.67	$.41
Ending value (after expenses)	$1,066.60	$1,063.40	$1,069.10	$1,069.40

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended April 30, 2023

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$3.11	$6.21	$.65	$.40
Ending value (after expenses)	$1,021.72	$1,018.65	$1,024.15	$1,024.40
†

Expenses are equal to the fund’s annualized expense ratio of .62% for Class A, 1.24% for Class C, .13% for Class I and .08% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
April 30, 2023 (Unaudited)

Description	Shares		Value ($)
Investment Companies - 98.5%
Domestic Fixed Income - 44.4%
BNY Mellon Corporate Bond Fund, Cl. M	2,285,890	[a]	26,813,485
BNY Mellon Floating Rate Income Fund, Cl. Y	6,254,242	[a]	68,046,157
BNY Mellon High Yield Fund, Cl. I	7,300,419	[a]	38,327,198
			133,186,840
Foreign Fixed Income - 22.9%
BNY Mellon Global Dynamic Bond Income Fund, Cl. Y	3,809,824	[a]	39,507,877
TCW Emerging Markets Income Fund, Cl. I	4,774,296		29,170,948
			68,678,825
Municipal Bond - 31.2%
BNY Mellon Municipal Opportunities Fund, Cl. M	7,676,621	[a]	93,731,547
Total Investments (cost $313,176,609)	98.5%		295,597,212
Cash and Receivables (Net)	1.5%		4,350,527
Net Assets	100.0%		299,947,739

a Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Investment Companies	98.5
98.5

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 10/31/2022	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)
Domestic Fixed Income - 44.4%
BNY Mellon Corporate Bond Fund, Cl. M - 8.9%	25,772,137	4,923,113	(5,184,142)	(177,253)
BNY Mellon Floating Rate Income Fund, Cl. Y - 22.7%	66,166,735	13,690,461	(12,960,354)	(666,142)
BNY Mellon High Yield Fund, Cl. I - 12.8%	37,249,116	7,200,231	(7,200,197)	(287,236)

6

Description	Value ($) 10/31/2022	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)
Foreign Fixed Income - 13.2%
BNY Mellon Global Dynamic Bond Income Fund, Cl. Y - 13.2%	38,303,710	9,493,469	(7,488,205)	(463,942)
Municipal Bond - 31.2%
BNY Mellon Municipal Opportunities Fund, Cl. M - 31.2%	89,397,702	18,385,652	(18,432,503)	(648,593)
Total - 88.8%	256,889,400	53,692,926	(51,265,401)	(2,243,166)

Description	Net Change in Unrealized Appreciation (Depreciation) ($)	Value ($) 4/30/2023	Dividends/ Distributions ($)
Domestic Fixed Income - 44.4%
BNY Mellon Corporate Bond Fund, Cl. M - 8.9%	1,479,630	26,813,485	525,778
BNY Mellon Floating Rate Income Fund, Cl. Y - 22.7%	1,815,457	68,046,157	2,697,123
BNY Mellon High Yield Fund, Cl. I - 12.8%	1,365,284	38,327,198	1,092,996
Foreign Fixed Income - 13.2%
BNY Mellon Global Dynamic Bond Income Fund, Cl. Y - 13.2%	(337,155)	39,507,877	3,141,763
Municipal Bond - 31.2%
BNY Mellon Municipal Opportunities Fund, Cl. M - 31.2%	5,029,289	93,731,547	2,751,650
Total - 88.8%	9,352,505	266,426,264	10,209,310

† Includes reinvested dividends/distributions.

See notes to financial statements.

7

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2023 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	32,272,387	29,170,948
Affiliated issuers	280,904,222	266,426,264
Cash		3,887,908
Receivable for shares of Common Stock subscribed		753,936
Dividends receivable		677,941
Prepaid expenses		55,502
		300,972,499
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		5,589
Payable for investment securities purchased		677,288
Payable for shares of Common Stock redeemed		288,767
Directors’ fees and expenses payable		8,640
Other accrued expenses		44,476
		1,024,760
Net Assets ($)		299,947,739
Composition of Net Assets ($):
Paid-in capital		346,983,267
Total distributable earnings (loss)		(47,035,528)
Net Assets ($)		299,947,739

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	337,138	183,822	10,565,083	288,861,696
Shares Outstanding	30,896	16,860	965,599	26,421,295
Net Asset Value Per Share ($)	10.91	10.90	10.94	10.93

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2023 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	782,544
Affiliated issuers	9,040,676
Interest	69,098
Total Income	9,892,318
Expenses:
Professional fees	40,009
Registration fees	34,998
Directors’ fees and expenses—Note 3(d)	19,443
Prospectus and shareholders’ reports	11,473
Chief Compliance Officer fees—Note 3(c)	6,114
Shareholder servicing costs—Note 3(c)	3,606
Loan commitment fees—Note 2	3,429
Custodian fees—Note 3(c)	947
Distribution fees—Note 3(b)	686
Interest expense—Note 2	166
Miscellaneous	8,816
Total Expenses	129,687
Less—reduction in fees due to earnings credits—Note 3(c)	(440)
Net Expenses	129,247
Net Investment Income	9,763,071
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Unaffiliated issuers	(323,282)
Affiliated issuers	(2,243,166)
Capital gain distributions from affiliated issuers	1,168,634
Net Realized Gain (Loss)	(1,397,814)
Net change in unrealized appreciation (depreciation) on investments:
Unaffiliated issuers	2,385,397
Affiliated issuers	9,352,505
Net Change in Unrealized Appreciation (Depreciation)	11,737,902
Net Realized and Unrealized Gain (Loss) on Investments	10,340,088
Net Increase in Net Assets Resulting from Operations	20,103,159

See notes to financial statements.

9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations ($):
Net investment income	9,763,071	9,947,416
Net realized gain (loss) on investments	(1,397,814)	(3,285,026)
Net change in unrealized appreciation (depreciation) on investments	11,737,902	(40,005,497)
Net Increase (Decrease) in Net Assets Resulting from Operations	20,103,159	(33,343,107)
Distributions ($):
Distributions to shareholders:
Class A	(10,504)	(11,829)
Class C	(5,268)	(3,874)
Class I	(284,646)	(354,465)
Class Y	(10,124,113)	(9,494,654)
Total Distributions	(10,424,531)	(9,864,822)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	125	239,055
Class C	-	100,000
Class I	3,596,974	5,740,551
Class Y	114,596,465	184,096,578
Distributions reinvested:
Class A	8,080	9,357
Class C	4,646	3,323
Class I	273,838	331,888
Class Y	596,257	587,119
Cost of shares redeemed:
Class A	(2,830)	(288,900)
Class C	(5,681)	-
Class I	(2,131,319)	(7,004,799)
Class Y	(116,552,344)	(131,432,044)
Increase (Decrease) in Net Assets from Capital Stock Transactions	384,211	52,382,128
Total Increase (Decrease) in Net Assets	10,062,839	9,174,199
Net Assets ($):
Beginning of Period	289,884,900	280,710,701
End of Period	299,947,739	289,884,900

10

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Capital Share Transactions (Shares):
Class A
Shares sold	11	21,057
Shares issued for distributions reinvested	752	810
Shares redeemed	(263)	(25,244)
Net Increase (Decrease) in Shares Outstanding	500	(3,377)
Class C
Shares sold	-	8,137
Shares issued for distributions reinvested	433	292
Shares redeemed	(524)	-
Net Increase (Decrease) in Shares Outstanding	(91)	8,429
Class Ia
Shares sold	329,856	488,838
Shares issued for distributions reinvested	25,406	28,597
Shares redeemed	(196,788)	(606,876)
Net Increase (Decrease) in Shares Outstanding	158,474	(89,441)
Class Ya
Shares sold	10,546,868	16,515,155
Shares issued for distributions reinvested	55,385	50,935
Shares redeemed	(10,745,493)	(11,765,055)
Net Increase (Decrease) in Shares Outstanding	(143,240)	4,801,035

[a]

During the period ended April 30, 2023, 140,071 Class Y shares representing $1,524,631 were exchanged for 139,977 Class I shares and during the period ended October 31, 2022, 371,780 Class Y shares representing $4,386,938 were exchanged for 371,455 Class I shares.

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class A Shares	April 30, 2023	Year Ended October 31,
(Unaudited)		2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	10.55	12.34	12.06	12.29	12.02	12.39
Investment Operations:
Net investment income[a]	.32	.35	.36	.42	.49	.45
Net realized and unrealized gain (loss) on investments	.38	(1.79)	.28	(.21)	.27	(.35)
Total from Investment Operations	.70	(1.44)	.64	.21	.76	.10
Distributions:
Dividends from net investment income	(.34)	(.35)	(.36)	(.44)	(.49)	(.47)
Net asset value, end of period	10.91	10.55	12.34	12.06	12.29	12.02
Total Return (%)[b]	6.66[c]	(11.80)	5.30	1.75	6.47	.83
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.62[e]	.60	.53	.49	.47	.38
Ratio of net expenses to average net assets[d]	.62[e]	.60	.53	.49	.47	.38
Ratio of net investment income to average net assets[d]	5.98[e]	3.03	2.88	3.47	4.19	3.67
Portfolio Turnover Rate	19.37[c]	34.02	10.58	8.41	21.45	22.78
Net Assets, end of period ($ x 1,000)	337	321	417	564	585	1,027

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Amount does not include the expenses of the underlying funds.

e Annualized.

See notes to financial statements.

12

Six Months Ended
Class C Shares	April 30, 2023	Year Ended October 31,
(Unaudited)		2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	10.54	12.33	12.05	12.29	12.02	12.40
Investment Operations:
Net investment income[a]	.29	.27	.24	.34	.40	.35
Net realized and unrealized gain (loss) on investments	.38	(1.78)	.33	(.21)	.29	(.35)
Total from Investment Operations	.67	(1.51)	.57	.13	.69	-
Distributions:
Dividends from net investment income	(.31)	(.28)	(.29)	(.37)	(.42)	(.38)
Net asset value, end of period	10.90	10.54	12.33	12.05	12.29	12.02
Total Return (%)[b]	6.34[c]	(12.38)	4.73	1.10	5.84	.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	1.24[e]	1.24	1.23	1.11	1.12	1.26
Ratio of net expenses to average net assets[d]	1.24[e]	1.24	1.23	1.11	1.12	1.26
Ratio of net investment income to average net assets[d]	5.36[e]	2.30	2.02	2.88	3.32	2.84
Portfolio Turnover Rate	19.37[c]	34.02	10.58	8.41	21.45	22.78
Net Assets, end of period ($ x 1,000)	184	179	105	24	25	24

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Amount does not include the expenses of the underlying funds.

e Annualized.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class I Shares	April 30, 2023	Year Ended October 31,
(Unaudited)		2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	10.58	12.37	12.09	12.32	12.05	12.41
Investment Operations:
Net investment income[a]	.34	.40	.40	.47	.53	.48
Net realized and unrealized gain (loss) on investments	.39	(1.78)	.29	(.22)	.27	(.33)
Total from Investment Operations	.73	(1.38)	.69	.25	.80	.15
Distributions:
Dividends from net investment income	(.37)	(.41)	(.41)	(.48)	(.53)	(.51)
Net asset value, end of period	10.94	10.58	12.37	12.09	12.32	12.05
Total Return (%)	6.91[b]	(11.34)	5.74	2.13	6.85	1.20
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[c]	.13[d]	.12	.11	.11	.09	.08
Ratio of net expenses to average net assets[c]	.13[d]	.12	.11	.11	.09	.08
Ratio of net investment income to average net assets[c]	6.37[d]	3.50	3.23	3.85	4.34	3.99
Portfolio Turnover Rate	19.37[b]	34.02	10.58	8.41	21.45	22.78
Net Assets, end of period ($ x 1,000)	10,565	8,540	11,095	9,877	9,804	9,264

a Based on average shares outstanding.

b Not annualized.

c Amount does not include the expenses of the underlying funds.

d Annualized.

See notes to financial statements.

14

Six Months Ended
Class Y Shares	April 30, 2023	Year Ended October 31,
(Unaudited)		2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	10.57	12.36	12.08	12.31	12.04	12.40
Investment Operations:
Net investment income[a]	.35	.41	.41	.48	.53	.50
Net realized and unrealized gain (loss) on investments	.38	(1.79)	.28	(.22)	.28	(.35)
Total from Investment Operations	.73	(1.38)	.69	.26	.81	.15
Distributions:
Dividends from net investment income	(.37)	(.41)	(.41)	(.49)	(.54)	(.51)
Net asset value, end of period	10.93	10.57	12.36	12.08	12.31	12.04
Total Return (%)	6.94[b]	(11.32)	5.78	2.18	6.89	1.23
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[c]	.08[d]	.09	.08	.06	.06	.05
Ratio of net expenses to average net assets[c]	.08[d]	.08	.08	.06	.06	.05
Ratio of net investment income to average net assets[c]	6.54[d]	3.56	3.33	3.96	4.39	4.06
Portfolio Turnover Rate	19.37[b]	34.02	10.58	8.41	21.45	22.78
Net Assets, end of period ($ x 1,000)	288,862	280,845	269,094	314,130	409,982	420,265

a Based on average shares outstanding.

b Not annualized.

c Amount does not include the expenses of the underlying funds.

d Annualized.

See notes to financial statements.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Yield Enhancement Strategy Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds II, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek high current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Y (200 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

16

As of April 30, 2023, MBC Investments Corporation, an indirect subsidiary of BNY Mellon, held 2,000 Class A shares and 2,000 Class C shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Investment Companies	295,597,212	-	-	295,597,212

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments,

18

and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Allocation Risk: The ability of the fund to achieve its investment goal depends, in part, on the ability of the Adviser to allocate effectively the fund's assets among the investment strategies and the underlying funds. There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal.

Exchanged Traded Fund (“ETF”) and Other Investment Company Risk: To the extent the fund invests in pooled investment vehicles, such as ETF and other investment companies, the fund will be affected by the investment policies, practices and performance of such entities in direct proportion to the amount of assets the fund has invested therein. The risks of investing in other investment companies, including ETFs, typically reflect the risks associated with the types of instruments in which the investment companies invest. When the fund invests in an ETF or other investment companies, shareholders of the fund will bear indirectly their proportionate share of the expenses of the ETF or other investment companies (including management fees) in addition to the expenses of the fund.

(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2023, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2022 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $21,154,396 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2022. The fund has $2,976,831 of short-term capital losses and $18,177,565 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2022 was as follows: ordinary income $7,149,563 and tax-exempt income $2,715,259. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the

20

financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2023 was approximately $6,077 with a related weighted average annualized interest rate of 5.50%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, there is no management fee paid to the Adviser. The fund may invest in other affiliated mutual funds advised by the Adviser and unaffiliated open-end funds, closed-end funds and exchange-traded funds. All fees and expenses of the underlying funds are reflected in the underlying fund’s net asset value.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended April 30, 2023, Class C shares were charged $686 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2023, Class A and Class C shares were charged $413 and $229, respectively, pursuant to the Shareholder Services Plan.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2023, the fund was charged $1,572 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $440.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2023, the fund was charged $947 pursuant to the custody agreement.

During the period ended April 30, 2023, the fund was charged $6,114 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Distribution Plan fees of $114, Shareholder Services Plan fees of $107, Custodian fees of $915, Chief Compliance Officer fees of $4,116 and Transfer Agent fees of $337.

22

(d) Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2023, amounted to $59,473,301 and $57,025,558, respectively.

At April 30, 2023, accumulated net unrealized depreciation on investments was $17,579,397, consisting of gross unrealized depreciation.

At April 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

23

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 6-7, 2023, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Class Y shares with the performance of a group of two institutional alternative multi-strategy funds of funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional alternative credit focus funds (the “Performance Universe”), all for various periods ended December 31, 2022, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all other institutional alternative credit focus and alternative multi-

24

strategy funds of funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods and was below the Performance Universe median for all periods, except the four- and five- year periods when the fund’s total return performance was above the Performance Universe median. The Board also considered that the fund’s yield performance was above the Performance Group and the Performance Universe medians for eight of the eight one-year periods ended December 31, 2022. It was noted that there were only two other funds in the Performance Group and that the fund is classified by Broadridge as an alternative credit focus fund, whereas, the other two funds in the Performance Group were classified by Broadridge as alternative multi-strategy funds. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in seven of the eight calendar years shown. The Board noted that the fund had a four star rating for the five-year period and a four star overall rating from Morningstar based on Morningstar’s risk-adjusted return measures.

Management Fee and Expense Ratio Comparisons. The Board considered that the fund pays management fees only at the underlying fund (acquired funds) level, so that the contractual and actual management fees of the fund were zero. The Board noted that the fund bears indirectly its pro rata share of expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Adviser or its affiliates. The Board reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s total expenses, before and after including underlying fund (acquired funds) fees and expenses were lower than the Expense Group median and lower than the Expense Universe median total expenses. It was noted that there were only two other funds in the Expense Group.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees and total expenses of the one fund advised by the Adviser that is in the same Lipper category as the fund. Since the fund does not pay any management fees directly to the Adviser, the Board did not consider this information relevant to its consideration of the Agreement. Representatives of the Adviser noted that there were

25

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

no separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. Since the fund pays no fees to the Adviser under the Agreement, the Board did not consider profitability or economies of scale with respect to the fund relevant to its consideration of the Agreement

The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

26

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2022 to December 31, 2022, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

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For More Information

BNY Mellon Yield Enhancement Strategy Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DABMX Class C: DABLX Class I: DABKX Class Y: DABJX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2023 BNY Mellon Securities Corporation 6327SA0423

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds II, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 22, 2023

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: June 21, 2023

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)